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                              MFS CASH RESERVE FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                              MFS TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                          MFS GROWTH OPPORTUNITIES FUND
                         MFS ALABAMA MUNICIPAL BOND FUND
                            MFS EMERGING GROWTH FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                             MFS CAPITAL GROWTH FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                         MFS FLORIDA MUNICIPAL BOND FUND
                        MFS GOLD & NATURAL RESOURCES FUND
                         MFS GEORGIA MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                        MFS LOUISIANA MUNICIPAL BOND FUND
                                 MFS VALUE FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                               MFS UTILITIES FUND
                      MFS MASSACHUSETTS MUNICIPAL BOND FUND
                              MFS WORLD EQUITY FUND
                       MFS MISSISSIPPI MUNICIPAL BOND FUND
                           MFS WORLD TOTAL RETURN FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                                  MFS BOND FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                            MFS LIMITED MATURITY FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                          MFS GOVERNMENT MORTGAGE FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                        MFS TENNESSEE MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                          MFS TEXAS MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                            MFS STRATEGIC INCOME FUND
                       MFS WASHINGTON MUNICIPAL BOND FUND
                           MFS WORLD GOVERNMENTS FUND
                      MFS WEST VIRGINIA MUNICIPAL BOND FUND
                              MFS WORLD GROWTH FUND
                       MFS MUNICIPAL LIMITED MATURITY FUND
                                  MFS OTC FUND
                             MFS MUNICIPAL BOND FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                            MFS MUNICIPAL INCOME FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                                MFS RESEARCH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                         MFS WORLD ASSET ALLOCATION FUND
                              MFS MONEY MARKET FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND


                      Supplement to the Current Prospectus

         During the period from January 1, 1996 through April 30, 1996 (the "Sales Period") (unless extended by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor), MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is January 1, 1996